employee future benefits (Tables)	12 Months Ended
Dec. 31, 2019
employee future benefits
Schedule of defined benefit pension plans funded status

As at December 31 (millions)	2019	2018
PRESENT VALUE OF THE DEFINED BENEFIT OBLIGATIONS
Balance, beginning of year	$8,723	$9,419
Current service cost	91	108
Past service cost	—	1
Interest expense	335	318
Actuarial loss (gain) arising from:
Demographic assumptions	20	(62)
Financial assumptions	984	(588)
Settlements	—	(16)
Benefits paid	(469)	(457)
Balance, end of year	9,684	8,723
PLAN ASSETS
Fair value, beginning of year	9,043	9,195
Return on plan assets
Notional interest income on plan assets at discount rate	344	306
Actual return on plan assets (less than) greater than discount rate	408	(51)
Settlements	—	(16)
Contributions
Employer contributions (d)	41	52
Employees’ contributions	19	20
Benefits paid	(469)	(457)
Administrative fees	(6)	(6)
Fair value, end of year	9,380	9,043
Effect of asset ceiling limit
Beginning of year	(263)	(110)
Change	142	(153)
End of year	(121)	(263)
Fair value of plan assets at end of year, net of asset ceiling limit	9,259	8,780
FUNDED STATUS – PLAN SURPLUS (DEFICIT)	$(425)	$57

	2019				2018
	Defined				Defined
	benefit			PBSR	benefit			PBSR
	obligations	Plan	Difference	solvency	obligations	Plan	Difference	solvency
As at December 31 (millions)	accrued	assets	(Notes 20, 27)	position [1]	accrued	assets	(Notes 20, 27)	position [1]
Pension plans that have plan assets in excess of defined benefit obligations accrued	$8,277	$8,432	$155	$626	$7,479	$7,982	$503	$460
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded	1,167	827	(340)	(58)	1,038	798	(240)	(59)
Unfunded	240	—	(240)	N/A 2	206	—	(206)	N/A 2
	1,407	827	(580)	(58)	1,244	798	(446)	(59)
	$9,684	$9,259	$(425)	$568	$8,723	$8,780	$57	$401
Defined benefit obligations accrued owed to:
Active members	$2,184				$1,960
Deferred members	513				469
Pensioners	6,987				6,294
	$9,684				$8,723
1.

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (d)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (d)); as a result, the PBSR solvency positions in this table as at December 31, 2018 and 2017, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2017, was a net surplus of $255.

Interim estimated solvency ratios as at December 31, 2018, ranged from 94% to 106% (2017 – updated estimate is 95% to 108%; interim estimate was 90% to 105%) and the estimated three-year average solvency ratios, adjusted as required by the PBSR, ranged from 95% to 106% (2017 – updated estimate is 94% to 105%; interim estimate was 93% to 104%).

The solvency valuation effectively uses the fair value (excluding any asset ceiling limit effects) of the funded defined benefit pension plan assets (adjusted for theoretical wind-up expenses) to measure the solvency assets. Although the defined benefit obligations accrued and the solvency liabilities are calculated similarly, the assumptions used for each differ, primarily in respect of retirement ages and discount rates, and the solvency liabilities, due to the required assumption that each plan is terminated on the valuation date, do not reflect assumptions about future compensation levels. Relative to the experience-based estimates of retirement ages used for purposes of determining the defined benefit obligations accrued, the minimum no-consent retirement age used for solvency valuation purposes may result in either a greater or lesser pension liability, depending upon the provisions of each plan. The solvency positions in this table reflect composite weighted average discount rates of  3.00% (2017 – 3.00%). A hypothetical decrease of 25 basis points in the composite weighted average discount rate would result in a $303 decrease in the PBSR solvency position as at December 31, 2018 (2017 – $316); these sensitivities are hypothetical, should be used with caution, are calculated without changing any other assumption and generally cannot be extrapolated because changes in amounts may not be linear.

2.PBSR solvency position calculations are not required for the three pension plans arising from a pre-merger acquisition or for the non-registered, unfunded pension plans.

Schedule of defined benefit pension plan expense (recovery)

	2019				2018
	Employee		Other		Employee		Other
	benefits	Financing	comp.		benefits	Financing	comp.
Years ended December 31 (millions)	expense	costs	income		expense	costs	income
Recognized in	(Note 8)	(Note 9)	(Note 11)	Total	(Note 8)	(Note 9)	(Note 11)	Total
Current service cost	$72	$—	$—	$72	$88	$—	$—	$88
Past service costs	—	—	—	—	1	—	—	1
Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	335	—	335	—	318	—	318
Return, including interest income, on plan assets [1]	—	(344)	(408)	(752)	—	(306)	51	(255)
Interest effect on asset ceiling limit	—	10	—	10	—	4	—	4
	—	1	(408)	(407)	—	16	51	67
Administrative fees	6	—	—	6	6	—	—	6
Re-measurements arising from:
Demographic assumptions	—	—	20	20	—	—	(62)	(62)
Financial assumptions	—	—	984	984	—	—	(588)	(588)
	—	—	1,004	1,004	—	—	(650)	(650)
Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	(152)	(152)	—	—	149	149
	$78	$1	$444	$523	$95	$16	$(450)	$(339)
(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

Summary of fair value measurements of our defined benefit pension plan assets

			Fair value measurements at reporting date using
			Quoted prices in active
	Total		markets for identical items		Other
As at December 31 (millions)	2019	2018	2019	2018	2019	2018
Asset class
Equity securities
Canadian	$979	$1,048	$787	$821	$192	$227
Foreign	2,405	1,943	663	581	1,742	1,362
Debt securities
Issued by national, provincial or local governments	1,698	1,494	1,519	1,369	179	125
Corporate debt securities	1,628	1,243	—	—	1,628	1,243
Asset-backed securities	30	30	—	—	30	30
Commercial mortgages	1,012	1,631	—	—	1,012	1,631
Cash, cash equivalents and other	621	338	21	8	600	330
Real estate	1,007	1,316	—	—	1,007	1,316
	9,380	9,043	$2,990	$2,779	$6,390	$6,264
Effect of asset ceiling limit	(121)	(263)
	$9,259	$8,780

Schedule of estimated future benefit payments from our defined benefit pension plans

Years ending December 31 (millions)
2020	$463
2021	471
2022	475
2023	479
2024	484
2025-2029	2,473

Schedule of defined benefit pension plans’ target asset allocations and actual asset allocations

	Target	Percentage of plan assets
	allocation	at end of year
Years ended December 31	2020	2019	2018
Equity securities	25-55%	36%	33%
Debt securities	40-75%	53%	52%
Real estate	10-30%	11%	15%
Other	0-15%	—	—
		100%	100%

Summary of significant weighted average actuarial assumptions in measuring defined benefit obligations and the sensitivity of key assumptions

	2019	2018
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	3.90%	3.40%
Defined benefit obligations accrued as at December 31	3.10%	3.90%
Current service cost in subsequent fiscal year	3.20%	4.00%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	2.80%	2.70%
Defined benefit obligations accrued as at December 31	2.90%	2.80%
(1)	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the timing of the obligation cash flows.

Schedule of defined contribution pension plan expense

	2019		2018
Years ended, or as at, December 31	Change in	Change in	Change in	Change in
Increase (decrease) (millions)	obligations	expenses	obligations	expenses
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$297	$9	$242	$11
Sensitivity of key financial assumptions to a hypothetical decrease of 25 basis points [1] in:
Discount rate	$342	$13	$292	$16
Rate of future increases in compensation	$(32)	$(4)	$(27)	$(3)

1.

These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of the obligations and expenses. Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, increases in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

Years ended December 31 (millions)	2019	2018
Union pension plan and public service pension plan contributions	$22	$22
Other defined contribution pension plans	70	66
	$92	$88